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                              The HighMark Group



                                                December 6, 1995


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:  The HighMark Group (the "Group"): File Nos 33-12608 and 811-5059
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Ladies and Gentlemen:

        This letter is being transmitted by means of electronic submission by the Group pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

        As a vice president of the Group, I hereby certify that the definitive Prospectuses for the Group's Equity Funds, Money Market Funds and Fixed Income Funds and the Group's Statement of Additional Information, each dated December 1, 1995, each of which has been in use since December 4, 1995, which would have been filed by the Group pursuant to Rule 497(c) do not differ from those contained in the Groups' most recent registration statement on Form N1-A, filed pursuant to EDGAR on December 1, 1995. The Group is not currently offering shares of the Municipal Funds.

        If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8072 or John Loder (617-951-7405) or Antonio DeSpirito, III (617-951-7802) each of whom are attorneys with Ropes & Gray.

                                        Sincerely,


                                        /s/ Cynthia L. Lindsey

                                        Cynthia L. Lindsey,
                                        Vice President